Property, plant and equipment -impairment of carrying amount of impaired asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Base discount rate for VIU calculations, net of tax	5.00%	6.00%
Carrying amount after impairment	$ 21,619	$ 13,704
Net impairement loss (Reversal)	$ 6,351	3,838
Exploration and Production Norway [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	15.00%
Exploration and Production Norway [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	8.00%
Exploration and Production International [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	10.00%
Exploration and Production International [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	5.00%
Exploration And Production USA [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	7.00%
Exploration And Production USA [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	6.00%
Marketing, Midstream and Processing (MMP) [member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	11.00%
Marketing, Midstream and Processing (MMP) [member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	6.00%
VIU [Member] | Right of use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 265	0
Net impairement loss (Reversal)	36	26
VIU [Member] | North America - offshore other areas [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	53	0
Net impairement loss (Reversal)	146	0
VIU [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	3,687	645
Net impairement loss (Reversal)	1,280	(18)
VIU [Member] | Exploration and Production Norway [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	7,042	4,406
Net impairement loss (Reversal)	1,219	1,119
VIU [Member] | Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	4,676	7,509
Net impairement loss (Reversal)	(19)	1,631
VIU [Member] | Exploration And Production USA [Member] | Offshore Gulf of Mexico [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	2,808	1,079
Net impairement loss (Reversal)	305	292
VIU [Member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,297	65
Net impairement loss (Reversal)	824	178
FVLCOD [Member] | Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,122	0
Net impairement loss (Reversal)	2,331	610
FVLCOD [Member] | Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	668	0
Net impairement loss (Reversal)	$ 228	$ 0